Investments in Affiliated Companies - Additional Information (Detail)	Dec. 31, 2017
HopFed Capital Trust [Member] | Majority-Owned Subsidiary, Unconsolidated [Member]
Percent of common stock of HopFed Bancorp, Inc.	100.00%